Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable
Schedule of accounts receivable

	December 31,
	2021		2020		2019
Receivables	Ps.	1,106,002	Ps.	854,402	Ps.	766,748
Allowance for doubtful accounts (note 7 b.)		(20,332)		(20,759)		(8,992)
	Ps.	1,085,670	Ps.	833,643	Ps.	757,756

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2021	2020	2019
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	35.78	33.00	21.16
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	24.01	28.10	27.40
Aerolitoral, S. A. de C. V.	8.82	8.98	20.88
Aerovías de México, S. A. de C.V.	10.44	4.74	6.70

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2021	2020	2019
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	8.14	10.49	13.26
Aeroenlaces Nacionales, S. A. de C. V.	28.45	21.07	17.79
ABC Aerolíneas, S. A. de C. V.	—	4.24	10.38
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	19.32	17.36	16.11
Aerovías de México, S. A. de C. V.	6.78	4.07	4.07

Schedule of changes in allowance for doubtful accounts

	December 31,
	2021		2020		2019

Beginning balance	Ps.	20,759	Ps.	8,992	Ps.	31,986
Decrease		646		18,342		(241)
Cancelation		—		(5,542)		—
Write-off		(1,073)		(1,033)		(22,753)
Ending balance	Ps.	20,332	Ps.	20,759	Ps.	8,992

Schedule of aging of trade accounts receivable past due but not reserved

	Airports		Others		Total

Gross book value	Ps.	1,039,503	Ps.	46,167	Ps.	1,085,670
Collateral		1,242,255		25,432		1,267,687

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	17,428	Ps.	3,331	Ps.	20,759
(Decrease) increase in the provision		537		109		646
Write-off		(1,073)		—		(1,073)
Ending balance	Ps.	16,892	Ps.	3,440	Ps.	20,332